S-K 1603(a)(7) Direct and Indirect Material Interest Holders - Jiang Hui Bao	Jul. 29, 2025
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Jiang Hui Bao
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	sole member